LEASES (Tables)	9 Months Ended
Sep. 30, 2020
Sale Leaseback Transaction [Line Items]
Schedule of net value of leased assets

	2019	2020
	December 31	September 30
	RMB	RMB
Buildings	3,567,558,224	4,225,328,131
Machinery and equipment	8,785,627,088	10,292,909,248
Motor vehicles	45,116,481	66,319,517
Furniture, fixture and office equipment	501,050,699	639,566,031
	12,899,352,492	15,224,122,927
Less: Accumulated depreciation	(3,497,199,736)	(3,968,429,679)
Subtotal	9,402,152,756	11,255,693,248
Construction in progress	806,051,793	463,208,430
Property, plant and equipment, net	10,208,204,549	11,718,901,678

Schedule of balances for the operating and finance leases where the Group is the lessee

	2019	2020
	December 31	September 30
	RMB	RMB
Operating leases:
Operating lease liabilities - current	40,043,113	37,858,162
Operating lease liabilities - non-current	279,534,370	224,397,739
Total operating lease liabilities	319,577,483	262,255,901
Operating lease right-of-use assets, net	317,903,640	261,659,530

Financing leases:
Financing lease liabilities - current	227,613,208	209,446,925
Financing lease liabilities - non-current	583,490,228	441,948,958
Total financing lease liabilities	811,103,436	651,395,883
Financing lease right-of-use assets, net	1,259,713,215	941,833,495

Machinery And Equipment Under Lease [Member]
Sale Leaseback Transaction [Line Items]
Schedule of net value of leased assets

	2019	2020
	December 31	September 30
	RMB	RMB

Equipment	1,510,944,643	1,205,095,633
Less: accumulated depreciation	(251,231,428)	(263,262,138)
Net Value	1,259,713,215	941,833,495